BUSINESS ACQUISITION (Details) - Shanghai Xiaoxin [Member] $ in Thousands	1 Months Ended
Jan. 24, 2019 USD ($)
Business Acquisition [Line Items]
Cash consideration	$ 69,798
Fair value of the previously held equity interest:
Carrying amount	2,035
Gain on remeasurement of fair value as of acquisition date	26,291
Total	$ 98,124